RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Text Block]
6.	RELATED PARTY BALANCES AND TRANSACTIONS

(a) Related party balances

As of December 31, 2012 and 2011, amounts due from/to related parties consist of:

	December 31,	December 31,
	2012	2011

Due from related companies
- Xiamen Yili Geo Information Technology Co., Ltd.	$810,982	$22,823
- Wuhan Geo Navigation and Communication Technology Co., Ltd.	401,244	-
	$1,212,226	$22,823
Due to related companies
- Wuhan Geo Navigation and Communication Technology Co., Ltd.	$-	$593,617
Due to related parties, long-term portion
-Shareholder	$12,728	$12,624

Due from related companies, current portion

Approximately 8% of Xiamen Yili Geo Information Technology Co., Ltd. (“Yili”) is owned by Geo. The balance consists of accounts receivable from sales.

Approximately 9% of Wuhan Geo Navigation and Communication Technology Co., Ltd. (“Geo Navigation”) is owned by Geo. The balance due from Geo Navigation as of December 31, 2012 represents advances from Geo to Geo Navigation. These balances are non-interest bearing and due on demand.

Due to related companies

The balance due to Geo Navigation as of December 31, 2011 represents advances from Geo Navigation to Geo. These advances are non-interest bearing and due on demand.

Due to related party, long-term portion

The balance due to shareholder represents the balance of personal loans from Mr. Jianghuai Lin (“Mr. Lin”), the CEO of the Company, to the Company.

(b) Revenue - related party

Amounts recognized from Yili during the years ended December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Revenue	$860,156	$14,334	$630,975
Cost of sales	(299,295)	-	(247,892)
Gross profit	$560,861	$14,334	$383,083

(c) Rental expenses - related party

Rental expenses from renting buildings and offices from Mr. Lin charged to operations during the years ended December 31, 2012, 2011 and 2010 were approximately $250,661, $248,653 and $110,795 respectively.